GOODWILL (Tables)	12 Months Ended
Dec. 31, 2019
GOODWILL
Schedule of Goodwill

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Balance as of January 1	1,755,970	989,530	989,530	142,137
Impairment	(766,440)	—	—	—
Balance as of December 31	989,530	989,530	989,530	142,137